Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Breakout (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading Securities And Trading Assets, Excluding Derivatives [Member]
Assets:
Purchases	$ 1,146	$ 1,183	$ 1,756
Sales	(1,283)	(1,341)	(1,785)
Issuances	0	1	0
Settlements	(22)	(47)	(48)
Purchases, sales, issuances and settlements, net	(159)	(204)	(77)
Trading Securities [Member]
Assets:
Purchases	1,142	1,172	1,756
Sales	(1,256)	(1,340)	(1,785)
Issuances	0	0	0
Settlements	(21)	(47)	(48)
Purchases, sales, issuances and settlements, net	(135)	(215)	(77)
Trading Securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Purchases	4	10	127
Sales	(2)	(12)	(136)
Issuances	0	0	0
Settlements	(1)	0	(1)
Purchases, sales, issuances and settlements, net	1	(2)	(10)
Trading Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	1,093	1,057	1,030
Sales	(1,203)	(1,174)	(1,064)
Issuances	0	0	0
Settlements	0	(4)	(3)
Purchases, sales, issuances and settlements, net	(110)	(121)	(37)
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	45	85	117
Sales	(45)	(106)	(117)
Issuances	0	0	0
Settlements	0	0	(1)
Purchases, sales, issuances and settlements, net	0	(21)	(1)
Trading Securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	0	3	429
Sales	(1)	(1)	(420)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	(1)	2	9
Trading Securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	0	17	53
Sales	(5)	(47)	(45)
Issuances	0	0	0
Settlements	(9)	(40)	(43)
Purchases, sales, issuances and settlements, net	(14)	(70)	(35)
Trading Securities [Member] | Equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(3)
Issuances	0	0	0
Settlements	(11)	(3)	0
Purchases, sales, issuances and settlements, net	(11)	(3)	(3)
Other trading asset [Member]
Assets:
Purchases	4	11	0
Sales	(27)	(1)	0
Issuances	0	1	0
Settlements	(1)	0	0
Purchases, sales, issuances and settlements, net	(24)	11	0
Available-for-sale securities [Member]
Assets:
Purchases	450	345	3,923
Sales	(432)	(305)	(182)
Issuances	829	868	2,831
Settlements	(2,449)	(2,628)	(7,354)
Purchases, sales, issuances and settlements, net	(1,602)	(1,720)	(782)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Purchases	450	345	3,923
Sales	(432)	(301)	(162)
Issuances	829	868	2,831
Settlements	(2,425)	(2,583)	(7,301)
Purchases, sales, issuances and settlements, net	(1,578)	(1,671)	(709)
Available-for-sale securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Purchases	0	73	0
Sales	(65)	(144)	(69)
Issuances	555	336	648
Settlements	(1,181)	(834)	(761)
Purchases, sales, issuances and settlements, net	(691)	(569)	(182)
Available-for-sale securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	109	134	1,008
Sales	(325)	(34)	(14)
Issuances	0	0	0
Settlements	(355)	(503)	(369)
Purchases, sales, issuances and settlements, net	(571)	(403)	625
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	200	21	0
Sales	(11)	(32)	0
Issuances	0	10	20
Settlements	(10)	(28)	(33)
Purchases, sales, issuances and settlements, net	179	(29)	(13)
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	0	0	0
Sales	(30)	(75)	(38)
Issuances	0	0	0
Settlements	(22)	(8)	(60)
Purchases, sales, issuances and settlements, net	(52)	(83)	(98)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Purchases	0	0	0
Sales	(22)	(44)	(37)
Issuances	0	0	0
Settlements	0	(2)	(3)
Purchases, sales, issuances and settlements, net	(22)	(46)	(40)
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Purchases	0	0	0
Sales	(8)	(31)	(1)
Issuances	0	0	0
Settlements	(22)	(6)	(57)
Purchases, sales, issuances and settlements, net	(30)	(37)	(58)
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	141	117	2,915
Sales	(1)	(16)	(41)
Issuances	274	522	2,163
Settlements	(857)	(1,210)	(6,078)
Purchases, sales, issuances and settlements, net	(443)	(587)	(1,041)
Available-for-sale securities [Member] | Auto loans and leases [Member]
Assets:
Purchases	0	0	1,751
Sales	0	0	0
Issuances	0	0	1,047
Settlements	(264)	(214)	(3,865)
Purchases, sales, issuances and settlements, net	(264)	(214)	(1,067)
Available-for-sale securities [Member] | Home equity loans [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(5)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(5)
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Purchases	141	117	1,164
Sales	(1)	(16)	(36)
Issuances	274	522	1,116
Settlements	(593)	(996)	(2,213)
Purchases, sales, issuances and settlements, net	(179)	(373)	31
Available-for-sale securities [Member] | Equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	(4)	(20)
Issuances	0	0	0
Settlements	(24)	(45)	(53)
Purchases, sales, issuances and settlements, net	(24)	(49)	(73)
Available-for-sale securities [Member] | Perpetual preferred securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(20)
Issuances	0	0	0
Settlements	(24)	(45)	(53)
Purchases, sales, issuances and settlements, net	(24)	(45)	(73)
Available-for-sale securities [Member] | Other marketable equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	(4)	0
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	(4)	0
Mortgages held for sale [Member]
Assets:
Purchases	202	208	286
Sales	(1,605)	(276)	(574)
Issuances	777	167	0
Settlements	(351)	(375)	(586)
Purchases, sales, issuances and settlements, net	(977)	(276)	(874)
Loans [Member]
Assets:
Purchases	72	76	23
Sales	0	0	0
Issuances	379	438	452
Settlements	(795)	(618)	(369)
Purchases, sales, issuances and settlements, net	(344)	(104)	106
Mortgage servicing rights [Member]
Assets:
Purchases	0	0	0
Sales	(3)	(7)	(583)
Issuances	1,556	1,196	3,469
Settlements	(6)	0	0
Purchases, sales, issuances and settlements, net	1,547	1,189	2,886
Derivative [Member]
Assets and Liabilities:
Purchases	27	3	7
Sales	(106)	(118)	(153)
Issuances	0	0	(4)
Settlements	(966)	(1,210)	988
Purchases, sales, issuances and settlements, net	(1,045)	(1,325)	838
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(1,137)	(1,255)	(39)
Purchases, sales, issuances and settlements, net	(1,137)	(1,255)	(39)
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	6	(2)	(66)
Purchases, sales, issuances and settlements, net	6	(2)	(66)
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Purchases	15	0	0
Sales	(103)	(116)	(148)
Issuances	0	0	0
Settlements	6	(98)	285
Purchases, sales, issuances and settlements, net	(82)	(214)	137
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	(14)	1
Purchases, sales, issuances and settlements, net	0	(14)	1
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Purchases	12	3	7
Sales	(3)	(2)	(5)
Issuances	0	0	(4)
Settlements	158	159	807
Purchases, sales, issuances and settlements, net	167	160	805
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	1	0	0
Purchases, sales, issuances and settlements, net	1	0	0
Other assets [Member]
Assets:
Purchases	97	608	1,064
Sales	(20)	(1)	(2)
Issuances	0	0	0
Settlements	(25)	(31)	(36)
Purchases, sales, issuances and settlements, net	52	576	1,026
Short sale liabilities [Member]
Liabilities:
Purchases	21	20	8
Sales	(15)	(27)	(8)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	6	(7)	0
Other liabilities [Member]
Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	(4)
Settlements	11	21	11
Purchases, sales, issuances and settlements, net	$ 11	$ 21	$ 7